Income Taxes (Carry Overs) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards	$ 269	$ 314
Tax Loss Carry Forwards Valuation Allowance [Abstract]
Deferred Tax Assets, Valuation Allowance	163	105
Capital Loss Carryforward [Member] | Canada Revenue Agency [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	86
Unrecognized amounts, Tax credit / capital loss	(77)
Tax credit carryforwards, NOL / capital loss	9
Capital Loss Carryforward [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	6
Unrecognized amounts, Tax credit / capital loss	(6)
Tax credit carryforwards, NOL / capital loss	$ 0
Capital Loss Carryforward [Member] | Minimum [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2019
Operating Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	$ 34
Unrecognized amounts, Tax credit / capital loss	(34)
Tax credit carryforwards, NOL / capital loss	0
Operating Loss Carryforward [Member] | Canada Revenue Agency [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	817
Unrecognized amounts, Tax credit / capital loss	(405)
Tax credit carryforwards, NOL / capital loss	412
Operating Loss Carryforward [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	2,848
Unrecognized amounts, Tax credit / capital loss	0
Tax credit carryforwards, NOL / capital loss	$ 2,848
Operating Loss Carryforward [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2025
Operating Loss Carryforward [Member] | Maximum [Member] | Canada Revenue Agency [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2038
Operating Loss Carryforward [Member] | Maximum [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2037
Operating Loss Carryforward [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2019
Operating Loss Carryforward [Member] | Minimum [Member] | Canada Revenue Agency [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2027
Operating Loss Carryforward [Member] | Minimum [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2024
State Operating Loss Carryforward [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	$ 1,314
Unrecognized amounts, Tax credit / capital loss	(47)
Tax credit carryforwards, NOL / capital loss	$ 1,267
State Operating Loss Carryforward [Member] | Maximum [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2038
State Operating Loss Carryforward [Member] | Minimum [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2024
Tax credit carry forwards [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Gross Tax Carryforwards, Tax credit / capital loss	$ 268
Unrecognized amounts, Tax credit / capital loss	0
Tax credit carryforwards, NOL / capital loss	$ 268
Tax credit carry forwards [Member] | Minimum [Member] | US Tax authority [Member]
Tax Credit Carryforward [Line Items]
Expiration period, Tax credit / capital loss	2019
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Gross tax carry forwards, NOL	$ 33	40
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Gross tax carry forwards, NOL	0	194
Other Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Gross tax carry forwards, NOL	$ 1	$ 0